Cover	12 Months Ended
Dec. 31, 2025 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-43114
Entity Registrant Name	AGI INC
Entity Central Index Key	0002081206
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Rua Sergio Fernandes Borges Soares
Entity Address, Address Line Two	1000, Prédio E1
Entity Address, City or Town	Campinas
Entity Address, Country	BR
Entity Address, Postal Zip Code	13054-709
Title of 12(b) Security	Class A common shares, par value US$0.00005 per share
Trading Symbol	AGBK
Security Exchange Name	NYSE
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Document Financial Statement Error Correction [Flag]	false
ICFR Auditor Attestation Flag	false
Auditor Firm ID	1448
Auditor Name	Ernst & Young Auditores Independentes S/S Ltda.
Auditor Location	Brasília, Brazil
Class A common shares
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding	58,700,711
Class B common shares
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding	101,229,359
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Rua Sergio Fernandes Borges Soares
Entity Address, Address Line Two	1000, Prédio E1
Entity Address, City or Town	Campinas
Entity Address, Country	BR
Entity Address, Postal Zip Code	13054-709
City Area Code	55 (19)
Local Phone Number	3031-4000
Contact Personnel Name	Marcello Winnik Dubeux